Trade and other receivables and deposits, net (Details Narrative) - SGD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Expected credit loss rate	100.00%
Allowance for expected credit loss	$ 10,850	$ 8,392	$ 4,357